Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,583	$ 2,448	$ 2,534
Provisions for expected credit losses	209	245	257
Total provisions	$ 2,792	$ 2,693	$ 2,791